Debt instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instruments Currency [Abstract]
Brazilian Real	R$ 164,447,235	R$ 166,743,410	R$ 137,420,134
US dollar	8,884,695	8,690,005	11,665,952
Euro	0	0	0
Total	R$ 173,331,930	R$ 175,433,415	R$ 149,086,086